Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of changes in fair value of the company’s level 3 financial liabilities
Derivative Liability, December 31, 2021	$—
Day 1 Loss	41,933
Discount from derivatives	273,727
Resolution of derivative liability	(32,959
Mark to market adjustment	(188,446)
Derivative Liability, September 30, 2022	$94,255